UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                     Washington, D. C.  20549

                             FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2012

Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
	                                [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	        Merriman, LLC
Address:	800 Fifth Avenue, Suite 2900
		Seattle, Washington 98104

13F File Number: 028-12528

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting  Manager:

Name:	Stephanie Brown
Title:	Chief Compliance Officer
Phone:	206-285-8877
Signature, Place and Date of Signing:

	Stephanie Brown     Seattle, Washington	   February 5, 2013

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of Other Mangers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934.

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	0
Form 13F Information Table Entry Total:	56
Form 13F Information Table Value Total:	$184944

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AdvisorShares Trim Tabs Float  ETF	  	00768Y818      715    21100 SH       SOLE                21100                  0
BlackRock Global Opportunities ETF	        092501105      306    23151 SH       SOLE                23151                  0
DB-X Funds ETF 2020 Target Fun ETF	        233052208      251    11249 SH       SOLE                11249                  0
DB-X Funds ETF 2030 Target Fun ETF	        233052307      289    13476 SH       SOLE                13476                  0
EG Shares Emerging Markets Con ETF	        268461779      701    26300 SH       SOLE                26300                  0
Guggenheim Timber              ETF	        18383Q879     2505   122534 SH       SOLE                    0             122534
iShares Barclays 1-3 Year Trea ETF	        464287457     1198    14196 SH       SOLE                    0              14196
iShares Barclays 3-7 Year Trea ETF	        464288661     6019    48851 SH       SOLE                    0              48851
iShares Dow Jones US Real Esta ETF	        464287739     6107    94440 SH       SOLE                    0              94440
iShares EAFE Value             ETF	        464288877    12779   262724 SH       SOLE                    0             262724
iShares EMU Fund               ETF	        464286608     2359    70514 SH       SOLE                26300              44214
iShares Germany Fund           ETF	        464286806      375    15200 SH       SOLE                15200                  0
iShares Hong Kong              ETF	        464286871      363    18700 SH       SOLE                18700                  0
iShares iBoxx High Yield Corpo ETF	        464288513     1430    15318 SH       SOLE                    0              15318
iShares JPMorgan USD Emerging  ETF	        464288281     2003    16313 SH       SOLE                 4200              12113
iShares Lehman TIPS Bond       ETF	        464287176    10767    88687 SH       SOLE                    0              88687
iShares Lehman US Aggregate Bo ETF	        464287226    10172    91576 SH       SOLE                    0              91576
iShares Morningstar Large Core ETF	        464287127     6027    73467 SH       SOLE                    0              73467
iShares Morningstar Small Valu ETF	        464288703     6090    67096 SH       SOLE                    0              67096
iShares MSCI USA Min Volatilit ETF	        46429B697     1500    51652 SH       SOLE                    0              51652
iShares MSCI EAFE Index        ETF	        464287465     7168   126068 SH       SOLE                13600             112468
iShares MSCI EAFE Small Cap    ETF	        464288273     7098   174347 SH       SOLE                16900             157447
iShares MSCI Ireland Capped In ETF	        46429B507      381    15200 SH       SOLE                15200                  0
iShares MSCI Taiwan            ETF	        464286731      489    35900 SH       SOLE                35900                  0
iShares MSCI Thailand          ETF	        464286624     1480    17943 SH       SOLE                    0              17943
iShares MSCI Turkey            ETF	        464286715     1648    24676 SH       SOLE                 3000              21676
iShares Russell Mid Cap Value  ETF	        464287473     9838   195819 SH       SOLE                27000             168819
iShares Russell Midcap Index   ETF	        464287499     8495    75114 SH       SOLE                    0              75114
iShares S&P 500 Barra Value    ETF	        464287408     6054    91185 SH       SOLE                    0              91185
iShares S&P Midcap 400 Value   ETF	        464287705     1615    18328 SH       SOLE                    0              18328
JP Morgan Alerian MLP Index    ETN           	46625H365     1069    27800 SH       SOLE                26800               1000
Market Vectors Gold Miners     ETF	        57060U100      329     7100 SH       SOLE                 7100                  0
Nuveen BAB Opportunity Fund    ETF	        67074Q102      398    18354 SH       SOLE                14854               3500
Nuveen Dividend Advantage Muni ETF	        67070F100      213    14000 SH       SOLE                14000                  0
Powershares Buyback Achievers  ETF	        73935X286     3060   102687 SH       SOLE                22400              80287
Powershares FTSE RAFI Dev ex U ETF	        73936T789     6444   176778 SH       SOLE                    0             176778
PowerShares High Yield Dividen ETF	        73935X302     5889   625874 SH       SOLE                    0             625874
ProShares UltraShort 20 Year   ETF	        74347B201      882    13900 SH       SOLE                13900                  0
SPDR Financial Select          ETF	        81369Y605      365    22300 SH       SOLE                22300                  0
SPDR Index Shs DJ Wils Intl    ETF	        78463X863     6923   167424 SH       SOLE                16200             151224
SPDR Nuveen Barclays Build Ame ETF	        78464A276     3016    48998 SH       SOLE                48998                  0
SPDR Nuveen S&P HIGH YIELD MUN ETF	        78464A284      286     4936 SH       SOLE                 4936                  0
SPDR S&P Emerging Markets Smal ETF	        78463X756      364     7800 SH       SOLE                 7800                  0
SPDR S&P Homebuilders ETF      ETF	        78464A888      333    12500 SH       SOLE                12500                  0
SPDR S&P Intl Small Cap        ETF	        78463X871     6662   234162 SH       SOLE                12600             221562
Streetracks Gold Trust         ETF	        863307104      820     5062 SH       SOLE                 5050                 12
Vanguard Emerging Markets Inde ETF	        922042858     6700   150459 SH       SOLE                11600             138859
Vanguard Global ex-US Real Est ETF	        922042676     1445    26251 SH       SOLE                    0              26251
Vanguard High Dividend Yield   ETF	        921946406     1422    28788 SH       SOLE                    0              28788
Vanguard Pacific Stock         ETF	        922042866     3499    65531 SH       SOLE                    0              65531
Vanguard Small Cap             ETF	        922908751     6142    75915 SH       SOLE                 1400              74515
Vanguard Small Cap Value       ETF	        922908611     3059    42100 SH       SOLE                42100                  0
Vanguard Viper European        ETF	        922042874     5022   102833 SH       SOLE                35500              67333
Wisdomtree Emerging Markets Eq ETF	        97717W315     2529    44227 SH       SOLE                    0              44227
WisdomTree Emerging Markets Sm ETF	        97717W281      366     7400 SH       SOLE                 7400                  0
Wisdomtree Intl Small Cap      ETF	        97717W760     1485    28491 SH       SOLE                    0              28491